Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Current
Stockpile	$13,906	$10,396
Work in progress	6,364	14,420
Finished goods	72,923	62,230
Materials and supplies	49,912	51,774
	143,105	138,820
Non-current
Stockpile	16,704	14,626
Materials and supplies	5,302	4,829
	22,006	19,455
	$165,111	$158,275